Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2018	2019
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
		—
Accumulated depreciation	(1,028)	(1,391)
Property, plant and equipment, net	786	423